UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 14,267	$ 2,370
Trade accounts receivable	293	76
Prepayments and other	1,061	581
Inventories	936	671
Vessels held for sale	0	71,636
Total current assets	16,557	75,334
FIXED ASSETS:
Advances for vessels under construction (Note 4(b))	0	30,579
Vessels, net (Note 4(a),5)	396,234	156,585
Right of use assets from operating leases	33,058	37,279
Other fixed assets, net	530	534
Total fixed assets	429,822	224,977
OTHER NON CURRENT ASSETS:
Restricted cash	4,000	4,000
Investments in unconsolidated joint ventures	23,027	24,477
Deposit asset	2,000	2,000
Total non-current assets	29,027	30,477
Total assets	475,406	330,788
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	14,949	7,205
Debt related to vessels held for sale	0	53,202
Due to related parties (Note 5)	1,787	29,755
Accounts payable	2,338	2,308
Accrued liabilities	1,736	1,145
Unearned revenue	4,923	3,658
Current portion of Operating lease liabilities (Note 6)	9,213	9,815
Total current liabilities	34,946	107,088
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)	229,509	90,163
Non-current portion of Operating lease liabilities (Note 6)	19,642	23,948
Other non-current liabilities	175	225
Total non-current liabilities	249,326	114,336
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	284,272	221,424
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 13,452 Series E Shares issued and outstanding at December 31, 2021 and 13,452 Series E Shares and 7,200,000 Series F Shares issued and outstanding at June 30, 2022 (Note 12)	72	0
Preferred stock, Paid-in capital in excess of par	102,470	16,142
Total mezzanine equity	102,542	16,142
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2021 and June 30, 2022	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 1,991,598 shares issued and outstanding at December 31, 2021 and 2,356,041 shares issued and outstanding at June 30, 2022	23	19
Additional paid-in capital	416,717	429,956
Accumulated deficit	(328,149)	(336,754)
Total stockholders' equity	88,592	93,222
Total liabilities, mezzanine equity and stockholders' equity	$ 475,406	$ 330,788